Business combinations - Additional Information (Detail) - Viajes Falabella [member] - USD ($) $ in Thousands		12 Months Ended
	Jun. 07, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Consideration transferred	$ 23,000
Consideration paid	$ 11,500
Commercial agreement term		10 years
Acquisition related costs		$ 500
Business acquisitions, revenue		532,710	$ 584,986
Pro Forma [Member]
Business Acquisition [Line Items]
Business acquisitions, revenue		$ 800	$ 800
Trade Names [member]
Business Acquisition [Line Items]
Intangible assets useful life		4 years
Customer relationships [member]
Business Acquisition [Line Items]
Intangible assets acquired weighted average useful life		3 years 8 months 12 days